Notes to the unaudited interim condensed consolidated statement of financial position - Movements in AGA (Details)									6 Months Ended
	May 01, 2026 EquityInstruments € / shares	Mar. 27, 2026 shares EquityInstruments € / shares	Dec. 15, 2025 € / shares	Sep. 30, 2025 € / shares	Sep. 26, 2025 € / shares	Jan. 17, 2025 € / shares	Jan. 06, 2025 € / shares	May 25, 2023 € / shares	Jun. 30, 2026 EUR (€) EquityInstruments plan shares	Jun. 30, 2025 EUR (€)
Notes to the unaudited interim condensed consolidated statement of financial position
Capital increase arising from the vesting of bonus share awards | €									€ 11,753,000	€ 8,009,000
Share-based compensation expense | €									€ 11,753,000	6,721,000
Expense from accelerated vesting of share-based payment awards | €										1,288,000
Bonus share award plans (AGA)
Notes to the unaudited interim condensed consolidated statement of financial position
Number of award plans outstanding | plan									13
Outstanding, Beginning balance									6,948,504
Issued									1,059,500
Forfeited / Lapsed									(137,533)
Outstanding, Ending balance									7,870,471
AGA 2023-1
Notes to the unaudited interim condensed consolidated statement of financial position
Share price | € / shares								€ 2.6
Outstanding, Beginning balance									385,706
Outstanding, Ending balance									385,706
AGA 2024-1
Notes to the unaudited interim condensed consolidated statement of financial position
Share price | € / shares							€ 2.3
Outstanding, Beginning balance									276,849
Outstanding, Ending balance									276,849
AGA 2024-2
Notes to the unaudited interim condensed consolidated statement of financial position
Share price | € / shares							2.3
Outstanding, Beginning balance									113,179
Outstanding, Ending balance									113,173
AGA 2024-3
Notes to the unaudited interim condensed consolidated statement of financial position
Share price | € / shares							€ 2.3
Outstanding, Beginning balance									975,043
Forfeited / Lapsed									(29,749)
Outstanding, Ending balance									945,294
AGA 2024-4
Notes to the unaudited interim condensed consolidated statement of financial position
Share price | € / shares						€ 2.3
Outstanding, Beginning balance									113,000
Forfeited / Lapsed									(23,183)
Outstanding, Ending balance									89,817
AGA 2025-1 (Tr1 - Tr2 - Tr3)
Notes to the unaudited interim condensed consolidated statement of financial position
Outstanding, Beginning balance									1,588,663
Outstanding, Ending balance									1,588,663
AGA 2025-1 (Tr4)
Notes to the unaudited interim condensed consolidated statement of financial position
Outstanding, Beginning balance									630,070
Outstanding, Ending balance									630,070
AGA 2025-2
Notes to the unaudited interim condensed consolidated statement of financial position
Share price | € / shares					€ 4.95
Outstanding, Beginning balance									2,298,000
Forfeited / Lapsed									(74,601)
Outstanding, Ending balance									2,223,399
AGA 2025-4
Notes to the unaudited interim condensed consolidated statement of financial position
Share price | € / shares			€ 3.79
Outstanding, Beginning balance									68,000
Forfeited / Lapsed									(5,000)
Outstanding, Ending balance									63,000
AGA 2025-5
Notes to the unaudited interim condensed consolidated statement of financial position
Share price | € / shares			€ 3.79
Outstanding, Beginning balance									500,000
Outstanding, Ending balance									500,000
AGA 2026-1
Notes to the unaudited interim condensed consolidated statement of financial position
Share price | € / shares		€ 5.15
Issued		434,000							434,000
Number of shares per AGA | shares									1
Forfeited / Lapsed									(5,000)
Outstanding, Ending balance									429,000
Vesting period (year)									3 years
Fair value per instrument at grant date | €									€ 5.15
AGA 2026-1 bis
Notes to the unaudited interim condensed consolidated statement of financial position
Share price | € / shares		€ 5.15
Issued		38,000							38,000
Number of shares per AGA | shares									1
Outstanding, Ending balance									38,000
Vesting period (year)									3 years
Fair value per instrument at grant date | €									€ 5.15
AGA 2026-2
Notes to the unaudited interim condensed consolidated statement of financial position
Share price | € / shares	€ 4.31
Issued	137,500								137,500
Number of shares per AGA | shares									1
Outstanding, Ending balance									137,500
Vesting period (year)									3 years
Fair value per instrument at grant date | €									€ 4.31
AGA 2026-2 bis
Notes to the unaudited interim condensed consolidated statement of financial position
Share price | € / shares	€ 4.31
Issued									450,000
Number of shares per AGA | shares									1
Outstanding, Ending balance									450,000
Vesting period (year)									3 years
Fair value per instrument at grant date | €									€ 4.31
AGA and BSA plans
Notes to the unaudited interim condensed consolidated statement of financial position
Expense from share-based payment transactions | €									€ 4,400,000	€ 2,200,000
Maximum | AGA 2025-1 (Tr1 - Tr2 - Tr3)
Notes to the unaudited interim condensed consolidated statement of financial position
Share price | € / shares				€ 4.92
Maximum | AGA 2025-1 (Tr4)
Notes to the unaudited interim condensed consolidated statement of financial position
Share price | € / shares				4.76
Minimum | AGA 2025-1 (Tr1 - Tr2 - Tr3)
Notes to the unaudited interim condensed consolidated statement of financial position
Share price | € / shares				3.67
Minimum | AGA 2025-1 (Tr4)
Notes to the unaudited interim condensed consolidated statement of financial position
Share price | € / shares				€ 3.61
Employees | AGA 2026-1
Notes to the unaudited interim condensed consolidated statement of financial position
Issued | shares		134,000
Susan Coles, Chief Legal Officer | AGA 2026-1
Notes to the unaudited interim condensed consolidated statement of financial position
Issued | shares		300,000
Axel-Sven Malkomes, Chief Financial Officer | AGA 2026-2 bis
Notes to the unaudited interim condensed consolidated statement of financial position
Issued | shares		450,000